Revenue - Schedule of Revenue by Geographical Areas (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Revenue by Geographical Areas [Line Items]
Revenue in geographical areas	$ 10,886,381	$ 12,410,490
United States of America [Member]
Schedule of Revenue by Geographical Areas [Line Items]
Revenue in geographical areas	6,057,749	10,525,541
United Kingdom [Member]
Schedule of Revenue by Geographical Areas [Line Items]
Revenue in geographical areas	977,436	1,021,999
Europe [Member]
Schedule of Revenue by Geographical Areas [Line Items]
Revenue in geographical areas	3,851,196	695,628
Other [Member]
Schedule of Revenue by Geographical Areas [Line Items]
Revenue in geographical areas		$ 167,321